Loans, Financing and Debentures - Schedule of Maturities of Short- and Long-Term Loans (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	R$ 885,519	R$ 681,938
1 year [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	355,841	177,311
2 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	214,531	36,873
3 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	198,023	152,755
4 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	36,177	188,003
5 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	36,177	42,097
Above 5 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	R$ 44,770	R$ 84,899